Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2015 and 2014:

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$14,502,000	$9,478,000
Tax credits	1,861,300	4,128,000
Accrued expenses and other	1,860,700	225,000
Total deferred tax assets	21,166,300	13,831,000
Less valuation allowance	(21,166,300)	(13,831,000)
Net deferred tax assets	$—	$—

Computation of Provision for Income Taxes Differs from Expected Tax Expense

	2015	2014
Tax benefit computed at 34%	$(6,155,300)	$(2,692,100)
State tax provision, net of federal tax benefit	(1,551,444)	(462,800)
Change in valuation allowance	7,335,300	3,146,000
Other	371,444	8,900
Tax provision (benefit)	$—	$—